UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)
________

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.   Schedule of Investments

LocalShares Investment Trust
Schedule of Investments
Nashville Area ETF
January 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Consumer Discretionary — 23.7%
Cracker Barrel Old Country Store	3,400	$336,634
Dollar General*	6,100	343,552
Genesco*	3,400	238,748
Kirkland's*	9,650	181,710
Tractor Supply	6,700	445,617
		1,546,261
Energy — 7.7%
Delek US Holdings	16,700	506,010

Financials — 20.3%
Corrections Corp of America ‡	9,300	312,201
Healthcare Realty Trust ‡	13,200	302,544
National Health Investors ‡	2,850	179,465
Pinnacle Financial Partners	6,250	204,000
Ryman Hospitality Properties ‡	7,900	326,744
		1,324,954
Health Care — 34.2%
Acadia Healthcare*	3,700	188,848
Amsurg, Cl A*	8,200	342,350
Brookdale Senior Living, Cl A*	6,800	186,728
Community Health Systems*	11,100	459,651
Cumberland Pharmaceuticals*	11,900	55,930
HCA Holdings*	9,900	497,673
Healthways*	12,950	198,264
LifePoint Hospitals*	5,800	307,458
		2,236,902
Industrials — 3.9%
CLARCOR	4,600	254,932

Materials — 7.3%
Louisiana-Pacific*	14,100	247,173
Noranda Aluminum Holding	69,500	226,570
		473,743
Technology — 2.3%
HealthStream*	5,150	149,453

Total Common Stock
(Cost $6,238,367)		6,492,255

Total Investments - 99.4%
(Cost $6,238,367) †		$6,492,255

LocalShares Investment Trust
Schedule of Investments
Nashville Area ETF
January 31, 2014 (Unaudited)

Percentages are based on Net Assets of $6,530,625.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl	Class

†	At January 31, 2014, the tax basis cost of the Portfolio’s investments was $6,238,367, and the unrealized appreciation and depreciation were $383,350 and $(129,462), respectively.

As of January 31, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2014, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended January 31, 2014, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SPR-QH-001-0200

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 31, 2014

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: March 31, 2014